Post-retirement benefits - Assumptions (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Post-retirement benefits
Retirement age used in life expectancy assumption	65 years
Long-term improvement rate of Mortality Projections Model	1.00%
UK defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)	3.10%	3.20%
Rate of increase in pensions in payment (as a percent)	2.90%	3.00%
Discount rate - defined benefit obligation (as a percent)	2.50%	2.70%
Discount rate - interest cost	2.50%
Discount rate - service cost	2.70%
Weighted average duration of the post-retirement scheme obligations	17 years
Rest of Group defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)	2.20%	2.10%
Rate of increase in salaries (as a percent)	3.10%	3.10%
Rate of increase in pensions in payment (as a percent)	1.10%	0.90%
Discount rate - defined benefit obligation (as a percent)	3.00%	3.30%
Discount rate - interest cost	2.70%
Discount rate - service cost	3.50%
Weighted average duration of the post-retirement scheme obligations	15 years
Life expectancy assumptions at age 65 for male members retiring in 2017 (2016) | UK defined benefit plans
Post-retirement benefits
Life expectancy assumption	23 years 8 months 12 days	23 years 3 months 18 days
Life expectancy assumptions at age 65 for male members retiring in 2017 (2016) | US defined benefit plans
Post-retirement benefits
Life expectancy assumption	20 years 9 months 18 days	22 years 4 months 24 days
Life expectancy assumptions at age 65 for male members retiring in 2017 (2016) | Sweden defined benefit plans
Post-retirement benefits
Life expectancy assumption	21 years 10 months 24 days	21 years 9 months 18 days
Life expectancy assumptions at age 65 for male members expected to retire in 2037 (2036) | UK defined benefit plans
Post-retirement benefits
Life expectancy assumption	24 years 9 months 18 days	24 years 7 months 6 days
Life expectancy assumptions at age 65 for male members expected to retire in 2037 (2036) | US defined benefit plans
Post-retirement benefits
Life expectancy assumption	23 years	23 years 10 months 24 days
Life expectancy assumptions at age 65 for male members expected to retire in 2037 (2036) | Sweden defined benefit plans
Post-retirement benefits
Life expectancy assumption	23 years 7 months 6 days	23 years 7 months 6 days